SHARE-BASED COMPENSATION (Details 10)	1 Months Ended
Jan. 29, 2021
Investments, Debt and Equity Securities [Abstract]
Weighted Average Risk Free Annual Interest Rate	0.06%
Weighted Average Expected Annual Dividend Yield	0.00%
Weighted Average Expected Stock Price Volatility	175.50%
Weighted Average Expected Life of Warrants	1 year